CURRENT AND DEFERRED TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	$ 78,075	$ 127,513	$ 89,390
Deferred tax expense, net, total	5,707	45,991	73,814
Income tax expense	83,782	173,504	163,204
Foreign [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	65,850	100,657	80,600
Deferred tax expense, net, total	58,271	21,846	119,175
Chile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	12,225	26,856	8,790
Deferred tax expense, net, total	$ (52,564)	$ 24,145	$ (45,361)